UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

MArket Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSNX Global Multi-Sector Bond
Fund –
.
PRSAX Global Multi-Sector Bond
Fund–
.
Advisor  Class
PGMSX Global Multi-Sector Bond
Fund–
.
I Class

T. ROWE PRICE Global Multi-Sector Bond Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Global Multi-Sector Bond Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Global Multi-Sector Bond Fund

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Multi-Sector Bond Fund
Portfolio Summary

CREDIT QUALITY DIVERSIFICATION
Global Multi-Sector Bond Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.

T. ROWE PRICE Global Multi-Sector Bond Fund

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Global Multi-Sector Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Global Multi-Sector Bond Fund

GLOBAL MULTI-SECTOR BOND FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,051.30 $3.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.80   3.23
Advisor Class
Actual   1,000.00   1,049.80   4.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.40   4.65
I Class
Actual   1,000.00   1,051.10   2.41
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.65   2.38
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.92%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9.52 $ 10.45 $ 11.87 $ 11.13 $ 11.32 $ 11.17
Investment activities
Net investment
income
(1)(2)
0.25 0.34 0.33 0.35 0.38 0.42
Net realized and
unrealized gain/loss 0.23 (0.84) (1.30) 0.81 (0.04) 0.30
Total from
investment activities 0.48 (0.50) (0.97) 1.16 0.34 0.72
Distributions
Net investment
income (0.24) (0.36) (0.34) (0.36) (0.35) (0.43)
Net realized gain — (0.07) (0.11) (0.06) (0.16) (0.14)
Tax return of capital — — — — (0.02) —
Total distributions (0.24) (0.43) (0.45) (0.42) (0.53) (0.57)
NET ASSET VALUE
End of period $ 9.76 $ 9.52 $ 10.45 $ 11.87 $ 11.13 $ 11.32

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
5.13% (4.75)% (8.40)% 10.51% 3.01% 6.70%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.70%
(4)
0.71% 0.65% 0.65% 0.67% 0.69%
Net expenses after
waivers/payments
by Price Associates 0.64%
(4)
0.65% 0.65% 0.65% 0.66% 0.63%
Net investment
income 5.17%
(4)
3.49% 2.90% 2.98% 3.37% 3.81%
Portfolio turnover rate
(5)
120.4% 257.6% 211.0% 90.7% 144.3% 123.8%
Net assets, end of
period (in thousands) $669,223 $664,681 $965,689 $1,336,300 $905,983 $881,368
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the period ended 11/30/23 would have been 64.6%.

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9.53 $ 10.46 $ 11.88 $ 11.15 $ 11.33 $ 11.19
Investment activities
Net investment
income
(1)(2)
0.23 0.32 0.30 0.32 0.35 0.39
Net realized and
unrealized gain/loss 0.24 (0.85) (1.30) 0.79 (0.03) 0.29
Total from
investment activities 0.47 (0.53) (1.00) 1.11 0.32 0.68
Distributions
Net investment
income (0.23) (0.33) (0.31) (0.32) (0.32) (0.40)
Net realized gain — (0.07) (0.11) (0.06) (0.16) (0.14)
Tax return of capital — — — — (0.02) —
Total distributions (0.23) (0.40) (0.42) (0.38) (0.50) (0.54)
NET ASSET VALUE
End of period $ 9.77 $ 9.53 $ 10.46 $ 11.88 $ 11.15 $ 11.33

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
4.98% (5.01)% (8.66)% 10.07% 2.80% 6.28%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.49%
(4)
1.37% 1.00% 0.98% 1.06% 1.05%
Net expenses after
waivers/payments
by Price Associates 0.92%
(4)
0.93% 0.94% 0.95% 0.95% 0.93%
Net investment
income 4.88%
(4)
3.25% 2.61% 2.69% 3.08% 3.49%
Portfolio turnover rate
(5)
120.4% 257.6% 211.0% 90.7% 144.3% 123.8%
Net assets, end of
period (in thousands) $17,490 $14,667 $14,758 $20,081 $16,388 $18,091
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the period ended 11/30/23 would have been 64.6%.

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9.53 $ 10.46 $ 11.87 $ 11.14 $ 11.32 $ 11.18
Investment activities
Net investment
income
(1)(2)
0.25 0.36 0.35 0.37 0.40 0.44
Net realized and
unrealized gain/loss 0.23 (0.84) (1.29) 0.80 (0.03) 0.29
Total from
investment activities 0.48 (0.48) (0.94) 1.17 0.37 0.73
Distributions
Net investment
income (0.25) (0.38) (0.36) (0.38) (0.36) (0.45)
Net realized gain — (0.07) (0.11) (0.06) (0.16) (0.14)
Tax return of capital — — — — (0.03) —
Total distributions (0.25) (0.45) (0.47) (0.44) (0.55) (0.59)
NET ASSET VALUE
End of period $ 9.76 $ 9.53 $ 10.46 $ 11.87 $ 11.14 $ 11.32

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
5.11% (4.58)% (8.17)% 10.58% 3.27% 6.76%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.55%
(4)
0.55% 0.52% 0.53% 0.54% 0.56%
Net expenses after
waivers/payments
by Price Associates 0.47%
(4)
0.49% 0.49% 0.49% 0.50% 0.48%
Net investment
income 5.34%
(4)
3.72% 3.09% 3.10% 3.53% 3.96%
Portfolio turnover rate
(5)
120.4% 257.6% 211.0% 90.7% 144.3% 123.8%
Net assets, end of
period (in thousands) $644,912 $566,416 $633,128 $281,219 $196,574 $153,785
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
See N ote 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the period ended 11/30/23 would have been 64.6%.

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 9.0%
Car Loan 0.4%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,201
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26  (1) 5,000 4,579
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 262
6,042
Other Asset-Backed Securities 8.1%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 6.724%, 4/15/35  (1) 3,895 3,853
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.244%, 4/15/35  (1) 2,805 2,750
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.742%, 1/21/35  (1) 1,000 992
Apidos XXXVII
Series 2021-37A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.804%, 10/22/34  (1) 3,180 3,164
Atrium XV
Series 15A, Class A2R, CLO, FRN
3M TSFR + 1.712%, 7.124%, 1/23/31  (1) 2,175 2,159
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.715%, 4/15/34  (1) 3,255 3,235
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M TSFR + 1.812%, 7.227%, 1/20/32  (1) 5,885 5,780
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M TSFR + 1.762%, 7.155%, 4/15/29  (1) 6,995 6,933
CBAM
Series 2019-9A, Class A, CLO, FRN
3M TSFR + 1.542%, 6.935%, 2/12/30  (1) 1,621 1,619
Cedar Funding VIII
Series 2017-8A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.814%, 10/17/34  (1) 3,255 3,234
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.805%, 7/15/36  (1) 3,930 3,915

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.705%, 7/15/33  (1) 4,553 4,535
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD)  (1) 3,940 2,670
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48  (1) 3,478 3,361
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 1,848 1,660
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 6.749%, 5/20/34  (1) 3,810 3,776
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.764%, 7/17/34  (1) 3,840 3,815
Dryden
Series 2020-86A, Class BR, CLO, FRN
3M TSFR + 1.962%, 7.364%, 7/17/34  (1) 2,690 2,645
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35  (1) 1,150 1,043
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37  (1) 3,455 3,150
GoldentTree Loan Management U.S.
Series 2021-11A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.807%, 10/20/34  (1) 3,205 3,188
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50  (1) 1,196 1,036
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 7.604%, 5/6/30  (1) 7,190 7,073
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.814%, 1/23/35  (1) 3,285 3,262
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.804%, 1/21/35  (1) 3,180 3,161
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.684%, 10/15/32  (1) 3,135 3,115
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M TSFR + 1.252%, 6.667%, 4/20/32  (1) 3,205 3,190

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 10/18/33  (1) 1,065 1,065
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 10/18/33  (1) 1,600 1,600
MVW
Series 2020-1A, Class C
4.21%, 10/20/37  (1) 311 296
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.794%, 7/17/35  (1) 1,832 1,818
OCP
Series 2020-19A, Class AR, CLO, FRN
3M TSFR + 1.412%, 6.827%, 10/20/34  (1) 2,250 2,238
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29  (1) 3,340 3,325
Progress Residential Trust
Series 2020-SFR3, Class D
1.896%, 10/17/27  (1) 2,890 2,640
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M TSFR + 2.612%, 8.005%, 1/16/32  (1) 1,535 1,515
Tricon Residential Trust
Series 2022-SFR1, Class C
4.303%, 4/17/39  (1) 819 760
Wellfleet
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.482%, 6.897%, 4/20/34  (1) 3,825 3,810
107,381
Student Loan 0.5%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58  (1) 805 774
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69  (1) 2,365 1,834
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69  (1) 2,005 1,597

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58  (1) 1,975 1,948
6,153
Total Asset-Backed Securities
(Cost $121,919) 119,576
BANK LOANS 2.4% (2)
INDUSTRIAL 2.4%
Capital Goods 0.8%
CP Iris Holdco I, FRN
1M TSFR + 7.00%, 12.448%, 10/1/29  (3) 1,830 1,633
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 11.652%, 5/21/29  (3) 1,974 1,836
LTI Holdings, FRN
1M TSFR + 3.50%, 8.963%, 9/6/25  3,283 3,074
Summit Materials, FRN
1M TSFR + 3.00%, 8.571%, 12/14/27  3,698 3,701
Summit Materials, FRN
1M USD LIBOR + 2.50%, 11/30/28  (3)(4) 230 230
10,474
Communications 0.2%
Level 3 Financing, FRN
1M TSFR + 1.75%, 7.213%, 3/1/27  2,614 2,432
2,432
Consumer Cyclical 0.6%
Belron Luxembourg, FRN
3M TSFR + 2.75%, 8.245%, 4/18/29  2,748 2,751
Tacala Investment, FRN
1M TSFR + 4.00%, 9.463%, 2/5/27  4,055 4,055
Woof Holdings, FRN
1M TSFR + 3.75%, 9.397%, 12/21/27  1,611 1,305
8,111
Consumer Non-Cyclical 0.0%
Naked Juice, FRN
3M TSFR + 6.00%, 11.49%, 1/24/30  661 525
525
Technology 0.8%
Ascend Learning, FRN
1M TSFR + 5.75%, 11.198%, 12/10/29  2,635 2,244
Cloud Software Group, FRN
3M TSFR + 4.50%, 3/30/29  (4) 1,456 1,393
RealPage , FRN
1M TSFR + 6.50%, 11.963%, 4/23/29  995 987

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UKG, FRN
3M TSFR + 3.25%, 8.764%, 5/4/26  5,272 5,272
9,896
Total Industrial 31,438
Total Bank Loans
(Cost $32,842) 31,438
BOND MUTUAL FUNDS 2.5%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.83%  (5)(6) 3,533 33,139
Total Bond Mutual Funds
(Cost $32,561) 33,139
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming, Recovery Certificates (EUR), Cost $—  (3)(7)(8) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —
CONVERTIBLE BONDS 0.2%
INDUSTRIAL 0.2%
Technology 0.2%
Xiaomi Best Time International, Zero Coupon, 12/17/27  3,000 2,668
Total Industrial 2,668
Total Convertible Bonds
(Cost $2,568) 2,668
CORPORATE BONDS 26.5%
FINANCIAL INSTITUTIONS 12.2%
Banking 8.9%
Banca Transilvania , VR, 8.875%, 4/27/27 (EUR)  (9) 6,055 6,887
Banco Comercial Portugues , VR, 6.888%, 12/7/27 (EUR)  (9) 2,200 2,366
Banco de Bogota, 4.375%, 8/3/27  2,325 2,125
Banco de Bogota, 4.375%, 8/3/27  (1) 1,000 914
Banco de Sabadell, VR, 5.00%, 6/7/29 (EUR)  (9) 3,600 4,012
Bangkok Bank, VR, 3.733%, 9/25/34  (9) 4,120 3,546
Bank of America, VR, 5.819%, 9/15/29  (9) 3,920 3,958
Bank of Ireland Group, VR, 1.875%, 6/5/26 (EUR)  (9) 3,680 3,858

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Barclays, VR, 1.375%, 1/24/26 (EUR)  (9) 4,940 5,191
BBVA Bancomer , VR, 8.45%, 6/29/38  (1)(9) 1,000 1,003
BNP Paribas, 3.375%, 1/23/26 (GBP)  4,377 5,268
CaixaBank , VR, 5.375%, 11/14/30 (EUR)  (9) 3,400 3,881
Capital One Financial, VR, 6.312%, 6/8/29  (9) 2,545 2,522
Citigroup, VR, 4.412%, 3/31/31  (9) 5,850 5,406
Danske Bank, VR, 4.298%, 4/1/28  (1)(9) 5,475 5,182
Goldman Sachs Group, 7.125%, 8/7/25 (GBP)  (10) 2,325 3,001
HSBC Holdings, VR, 7.399%, 11/13/34  (9) 4,655 4,830
ING Groep , VR, 6.114%, 9/11/34  (9) 5,255 5,260
Intesa Sanpaolo, 4.875%, 5/19/30 (EUR)  4,790 5,311
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26  (9) 4,740 4,742
NatWest Group, VR, 4.269%, 3/22/25  (9) 2,279 2,265
NatWest Group, VR, 5.847%, 3/2/27  (9) 1,550 1,544
OTP Bank, VR, 7.35%, 3/4/26 (EUR)  (9) 2,850 3,177
Shinhan Bank, 4.50%, 4/12/28  (1) 2,580 2,517
Societe Generale , 1.875%, 10/3/24 (GBP)  4,400 5,377
Standard Chartered, VR, 2.819%, 1/30/26  (1)(9) 7,205 6,910
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  3,530 3,529
UBS Group, VR, 6.301%, 9/22/34  (1)(9) 6,515 6,576
UBS Group, VR, 9.25%  (1)(9)(11) 1,090 1,139
Wells Fargo, 2.00%, 7/28/25 (GBP)  2,661 3,155
Wells Fargo, VR, 3.526%, 3/24/28  (9) 2,815 2,639
118,091
Brokerage Assetmanagers Exchanges 0.3%
LSEGA Financing, 2.00%, 4/6/28  (1) 453 391
LSEGA Financing, 2.50%, 4/6/31  (1) 4,265 3,517
3,908
Finance Companies 0.8%
AerCap Ireland Capital, 3.00%, 10/29/28  5,745 5,065
AerCap Ireland Capital, 6.15%, 9/30/30  1,960 1,967
GATX, 3.25%, 3/30/25  1,030 995
OneMain Finance, 9.00%, 1/15/29  3,230 3,327
11,354
Financial Other 1.0%
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24 (EUR)  2,365 2,557
Country Garden Holdings, 5.125%, 1/17/25  (8)(12) 2,400 188
Kaisa Group Holdings, 11.25%, 4/9/22  (8)(12) 5,000 181
LeasePlan , 0.25%, 2/23/26 (EUR)  5,935 5,941
LeasePlan , VR, 7.375% (EUR)  (9)(11) 3,720 4,049
12,916
Insurance 1.2%
Equitable Financial Life Global Funding, 5.50%, 12/2/25  (1) 2,545 2,524
Humana, 1.35%, 2/3/27  6,650 5,894
MetLife, 4.55%, 3/23/30  (10) 1,682 1,642

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UnitedHealth Group, 4.50%, 4/15/33  6,175 5,909
15,969
Total Financial Institutions 162,238
INDUSTRIAL 11.9%
Basic Industry 0.6%
ABJA Investment, 5.95%, 7/31/24  2,000 1,992
POSCO, 5.625%, 1/17/26  (1) 1,450 1,452
POSCO, 5.75%, 1/17/28  (1)(10) 1,740 1,757
Westlake, 1.625%, 7/17/29 (EUR)  3,600 3,371
8,572
Capital Goods 0.1%
Amphenol, 4.75%, 3/30/26  420 416
Republic Services, 5.00%, 4/1/34  825 807
1,223
Communications 3.5%
AT&T, 5.40%, 2/15/34  4,627 4,561
Axian Telecom, 7.375%, 2/16/27  (10) 1,950 1,790
Axian Telecom, 7.375%, 2/16/27  (1) 1,490 1,368
Chorus, 3.625%, 9/7/29 (EUR)  2,510 2,696
Comcast, 3.30%, 2/1/27  3,210 3,055
CSC Holdings, 11.25%, 5/15/28  (1) 2,615 2,605
DISH Network, 11.75%, 11/15/27  (1) 6,225 6,178
iHeartCommunications , 6.375%, 5/1/26  3,695 3,131
Netflix, 4.625%, 5/15/29 (EUR)  4,705 5,312
Rogers Communications, 4.55%, 3/15/52  3,520 2,771
T-Mobile USA, 6.00%, 6/15/54  3,955 4,041
Tele2, 0.75%, 3/23/31 (EUR)  1,765 1,539
Telstra Group, 3.75%, 5/4/31 (EUR)  4,240 4,691
Tower Bersama Infrastructure, 2.75%, 1/20/26  (10) 3,380 3,135
46,873
Consumer Cyclical 2.4%
Allied Universal Holdco, 6.625%, 7/15/26  (1) 408 396
General Motors Financial, 1.50%, 6/10/26  4,265 3,835
Life Time, 5.75%, 1/15/26  (1) 5,102 5,000
Marriott International, 4.90%, 4/15/29  600 585
Metalsa Sapi , 3.75%, 5/4/31  (1) 3,230 2,537
NCL, 8.125%, 1/15/29  (1) 2,607 2,649
Tenneco, 8.00%, 11/17/28  (1) 3,204 2,635
VF, 4.125%, 3/7/26 (EUR)  4,496 4,787
Vivo Energy Investments, 5.125%, 9/24/27  (1) 4,095 3,778
Volkswagen Financial Services, 2.125%, 6/27/24 (GBP)  4,300 5,305
31,507
Consumer Non-Cyclical 2.1%
AbbVie, 4.875%, 11/14/48  4,225 3,881
Becton Dickinson & Company, 4.298%, 8/22/32  5,675 5,273

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bimbo Bakeries USA, 6.05%, 1/15/29  (1) 3,325 3,400
CVS Health, 5.05%, 3/25/48  4,425 3,869
IQVIA, 6.25%, 2/1/29  (1) 1,635 1,653
LifePoint Health, 11.00%, 10/15/30  (1) 3,850 3,869
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29 (EUR)  1,375 1,570
Utah Acquisition Sub, 3.95%, 6/15/26  5,200 4,948
28,463
Energy 1.6%
Aker BP, 2.00%, 7/15/26  (1) 2,287 2,083
Enbridge, 6.20%, 11/15/30  855 889
Matador Resources, 5.875%, 9/15/26  1,107 1,085
NGL Energy Operating, 7.50%, 2/1/26  (1) 1,930 1,932
Occidental Petroleum, 7.50%, 5/1/31  2,100 2,278
Occidental Petroleum, 8.875%, 7/15/30  3,563 4,071
ONEOK, 5.80%, 11/1/30  5,240 5,272
Pioneer Natural Resources, 5.10%, 3/29/26  1,305 1,299
Venture Global LNG, 8.375%, 6/1/31  (1) 3,080 3,026
21,935
Industrial Other 0.1%
Albion Financing 1, 6.125%, 10/15/26  (1) 200 193
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,166
1,359
Technology 0.2%
GTCR W-2 Merger, 7.50%, 1/15/31  (1) 2,040 2,078
2,078
Transportation 1.3%
Aeroporti di Roma, 1.75%, 7/30/31 (EUR)  (10) 4,555 4,098
Autostrade per l'Italia , 2.00%, 1/15/30 (EUR)  4,980 4,639
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  3,645 4,026
Transurban Finance, 1.45%, 5/16/29 (EUR)  4,213 4,057
16,820
Total Industrial 158,830
UTILITY 2.4%
Electric 2.1%
AES, 5.45%, 6/1/28  3,286 3,259
AES Andes, VR, 7.125%, 3/26/79  (1)(9) 3,125 2,953
Enel Finance International, 1.375%, 7/12/26  (1) 5,735 5,132
NextEra Energy Capital Holdings, 6.051%, 3/1/25  2,340 2,346
Pacific Gas & Electric, 5.45%, 6/15/27  4,632 4,567
Southern, 5.70%, 3/15/34  (10) 6,585 6,695
Talen Energy Supply, 8.625%, 6/1/30  (1) 2,756 2,880
27,832
Natural Gas 0.0%
NiSource, 5.25%, 3/30/28  655 653
653

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Utility Other 0.3%
Aegea Finance, 9.00%, 1/20/31  (1) 3,441 3,576
3,576
Total Utility 32,061
Total Corporate Bonds
(Cost $356,492) 353,129
EXCHANGE-TRADED FUNDS 5.0%
Exchange-Traded Funds 5.0%
Invesco Senior Loan ETF  (10) 3,191 66,686
Total Exchange-Traded Funds
(Cost $67,448) 66,686
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 19.1%
Government Guarantee 0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  980 1,100
Magyar Export-Import Bank, 6.125%, 12/4/27  (1) 2,730 2,717
3,817
Owned No Guarantee 2.7%
Bank Negara Indonesia Persero , 3.75%, 3/30/26  2,100 1,974
Electricite de France, 5.70%, 5/23/28  (1) 745 752
Export-Import Bank of Malaysia, 1.831%, 11/26/26  2,360 2,134
Gaci First Investment, 4.875%, 2/14/35  3,285 3,080
Korea National Oil, 4.875%, 4/3/28  (1) 3,360 3,331
Logicor Financing, 0.75%, 7/15/24 (EUR)  2,355 2,489
Mersin Uluslararasi Liman Isletmeciligi , 8.25%, 11/15/28  (1)(10) 820 830
NBN, 5.75%, 10/6/28  (1) 7,790 7,978
Petroleos de Venezuela, 6.00%, 5/16/24  (8)(12) 770 96
Petroleos de Venezuela, 9.00%, 11/17/21  (8)(12) 510 65
Petroleos de Venezuela, 12.75%, 2/17/22  (8)(12) 15 2
Petroleos Mexicanos , 6.75%, 9/21/47  11,180 6,851
QatarEnergy , 3.125%, 7/12/41  (1) 8,930 6,412
35,994
Sovereign 4.2%
Arab Republic of Egypt, 7.625%, 5/29/32  4,300 2,747
Republic of Albania, 3.50%, 6/16/27 (EUR)  (1) 1,635 1,699
Republic of Albania, 3.50%, 11/23/31 (EUR)  (1) 4,345 4,014
Republic of Albania, 5.90%, 6/9/28 (EUR)  (1) 4,140 4,501
Republic of Angola, 8.75%, 4/14/32  6,290 5,280
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  5,630 6,221
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  (1) 2,910 3,187
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  2,865 3,138
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  5,150 4,874

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of North Macedonia, 6.96%, 3/13/27 (EUR)  (1) 1,580 1,782
Republic of Senegal, 5.375%, 6/8/37 (EUR)  4,250 3,154
Republic of Serbia, 1.50%, 6/26/29 (EUR)  8,060 7,019
Republic of Serbia, 2.05%, 9/23/36 (EUR)  560 388
Republic of Serbia, 6.25%, 5/26/28  (1)(10) 1,570 1,577
Republic of Suriname, 9.25%, 10/26/26  (8)(12) 6,675 6,181
Republic of Venezuela, 6.00%, 12/9/20  (8)(12) 205 30
Republic of Venezuela, 7.75%, 10/13/19  (8)(12) 400 58
55,850
Treasuries 11.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/33 (BRL)  54,000 10,450
Government of Japan, 1.30%, 6/20/52 (JPY)  1,098,250 6,793
Government of Japan, 1.30%, 3/20/63 (JPY)  1,739,550 10,107
Government of Japan, 1.40%, 9/20/52 (JPY)  461,600 2,922
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,058,400 7,370
Government of New Zealand, 2.75%, 5/15/51 (NZD)  7,968 3,158
Italy Buoni Poliennali Del Tesoro, 4.50%, 10/1/53 (EUR)  (1) 3,400 3,570
Kingdom of Sweden, 2.25%, 6/1/32 (SEK)  45,140 4,170
Kingdom of Sweden Inflation Linked Bond, 0.125%, 6/1/32 (SEK)  64,605 7,438
Kingdom of Thailand, 3.35%, 6/17/33 (THB)  500,262 14,690
Kingdom of Thailand, 3.45%, 6/17/43 (THB)  159,450 4,591
People's Republic of China, 3.32%, 4/15/52 (CNY)  10,000 1,479
People's Republic of China, 3.53%, 10/18/51 (CNY)  10,000 1,531
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,721
Republic of Austria, 0.75%, 3/20/51 (EUR)  (1) 9,175 5,465
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 87
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 900
Republic of Czech, 1.50%, 4/24/40 (CZK)  75,730 2,272
Republic of Czech, 1.95%, 7/30/37 (CZK)  62,980 2,149
Republic of Indonesia, 7.00%, 9/15/30 (IDR)  131,971,000 8,626
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  151,290,000 10,084
Republic of Sri Lanka, 11.00%, 6/1/26 (LKR)  674,000 1,923
Republic of Sri Lanka Treasury Bills, 17.25%, 12/1/23 (LKR)  405,000 1,233
Republic of Sri Lanka Treasury Bills, 19.70%, 12/8/23 (LKR)  680,000 2,067
Republic of Sri Lanka Treasury Bills, 21.75%, 4/5/24 (LKR)  1,905,000 5,521
Sri Lanka Government Bonds, 11.50%, 8/1/26 (LKR)  706,000 2,028
State of Israel, 5.50%, 1/31/42 (ILS)  2,120 634
United Kingdom Gilt, 1.50%, 7/22/26 (GBP)  27,333 32,125
United Mexican States, 7.50%, 5/26/33 (MXN)  65,401 3,343
158,447
Total Foreign Government Obligations & Municipalities
(Cost $260,851) 254,108

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 2.0%
Colorado 0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  3,955 3,399
3,399
Florida 0.2%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  2,125 2,087
2,087
Illinois 0.2%
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  3,000 3,089
3,089
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (13) 10,100 5,252
5,252
Virginia 0.8%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,550 10,740
10,740
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,875 2,629
2,629
Total Municipal Securities
(Cost $30,438) 27,196
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.0%
Collateralized Mortgage Obligations 1.5%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM
2.336%, 4/25/66  (1) 1,830 1,174
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.478%, 1/26/32  (1) 4,320 4,319
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65  (1) 1,562 1,399
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66  (1) 1,725 930
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32  (1) 1,941 1,884
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 79 69

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59  (1) 2,300 1,836
New Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.319%, 10/25/63  (1) 3,228 3,246
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66  (1) 1,095 836
OBX Trust
Series 2023-NQM10, Class A3, CMO, STEP
7.173%, 10/25/63  (1) 675 675
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56  (1) 459 450
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.558%, 2/25/47  (1) 2,986 2,320
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 19 18
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59  (1) 126 123
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55  (1) 335 299
19,578
Commercial Mortgage-Backed Securities 2.5%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M TSFR + 1.38%, 6.702%, 9/15/34  (1) 995 931
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53  (1) 1,515 794
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M TSFR + 3.864%, 9.187%, 9/15/38  (1) 3,330 2,645
BANK
Series 2018-BN13, Class AS, ARM
4.467%, 8/15/61  904 818
BFLD
Series 2019-DPLO, Class C, ARM
1M TSFR + 1.654%, 6.977%, 10/15/34  (1) 1,830 1,797
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52  (1) 1,055 608

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72  (1) 6,110 2,910
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.668%, 2/10/47  1,390 1,223
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.712%, 10/10/29  (1) 4,340 3,704
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M TSFR + 2.846%, 8.169%, 12/15/36  (1) 1,955 1,922
Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M TSFR + 3.245%, 8.568%, 12/15/36  (1) 6,150 6,025
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M TSFR + 1.347%, 6.67%, 12/15/34  (1) 2,145 2,112
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.951%, 3/15/32  (1) 4,315 3,429
SMRT
Series 2022-MINI, Class D, ARM
1M TSFR + 1.95%, 7.273%, 1/15/39  (1) 4,470 4,229
33,147
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $62,860) 52,725
PRIVATE INVESTMENT COMPANY 0.1%
Government Guarantee 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $253  (7)(8) † 363
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $828  (7)(8) † 1,029
Total Private Investment Company
(Cost $1,081) 1,392
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 10.0%
U.S. Government Agency Obligations 7.1%
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41  128 120
4.50%, 6/1/39 - 5/1/42  21 21
5.00%, 11/1/36 - 8/1/40  29 29
5.50%, 10/1/38  3 3

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  576 113
Federal Home Loan Mortgage, UMBS
2.50%, 6/1/51 - 7/1/51  2,071 1,693
3.50%, 1/1/48 - 5/1/52  1,633 1,461
4.50%, 5/1/50  90 86
5.00%, 12/1/41  348 343
Federal National Mortgage Assn., UMBS
3.50%, 11/1/45 - 7/1/50  3,978 3,578
4.00%, 1/1/41 - 9/1/52  7,411 6,766
4.50%, 7/1/39 - 11/1/52  6,529 6,162
5.00%, 7/1/33 - 9/1/53  4,377 4,309
5.50%, 4/1/35 - 10/1/53  1,005 994
6.00%, 4/1/35 - 6/1/53  10,165 10,270
6.50%, 9/1/36 - 8/1/37  18 19
UMBS, TBA  (14)
2.00%, 12/1/53  7,040 5,467
2.50%, 12/1/53  4,230 3,424
3.00%, 12/1/53  1,645 1,386
4.50%, 12/1/53  7,090 6,638
5.00%, 12/1/53  10,450 10,056
5.50%, 12/1/53  12,335 12,154
6.00%, 12/1/53  5,755 5,771
6.50%, 12/1/53  12,755 12,956
93,819
U.S. Government Obligations 2.9%
Government National Mortgage Assn.
3.00%, 10/20/45 - 7/20/51  3,423 2,974
3.50%, 3/20/43 - 10/20/49  4,341 3,938
4.00%, 9/20/40 - 10/20/50  1,533 1,437
4.50%, 3/20/47 - 10/20/52  6,633 6,277
5.00%, 3/20/41 - 8/20/52  2,227 2,173
Government National Mortgage Assn., CMO, IO, 4.00%, 2/20/43  31 4
Government National Mortgage Assn., TBA  (14)
5.00%, 12/20/53  3,845 3,735
5.50%, 12/20/53  5,995 5,951
6.00%, 12/20/53  6,725 6,773
6.50%, 12/20/53  5,515 5,608
38,870
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $135,023) 132,689
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.3%
U.S. Treasury Obligations 5.3%
U.S. Treasury Bonds, 3.25%, 5/15/42  19,867 16,260

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.625%, 2/15/53  4,651 3,969
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  14,695 12,486
U.S. Treasury Notes, 4.625%, 9/15/26  38,128 38,259
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $72,328) 70,974
SHORT-TERM INVESTMENTS 15.8%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(15) 42,106 42,106
42,106
U.S. Treasury Obligations 12.6%
U.S. Treasury Bills, 5.283%, 1/4/24  26,600 26,467
U.S. Treasury Bills, 5.304%, 1/16/24  46,779 46,464
U.S. Treasury Bills, 5.306%, 1/9/24  56,850 56,525
U.S. Treasury Bills, 5.308%, 12/14/23  38,900 38,826
168,282
Total Short-Term Investments
(Cost $210,390) 210,388
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(15) 4,636 4,636
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 4,636
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(15) 12,875 12,875
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 12,875
Total Securities Lending Collateral
(Cost $17,511) 17,511
Total Investments in Securities
103.2% of Net Assets
(Cost $1,404,312) $ 1,373,619

T. ROWE PRICE Global Multi-Sector Bond Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$310,415 and represents 23.3% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Affiliated Companies
(6) SEC 30-day yield
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,392 and represents 0.1% of net assets.
(8) Non-income producing
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) See Note 4 . All or a portion of this security is on loan at November 30, 2023.
(11) Perpetual security with no stated maturity date.
(12) Security is in default or has failed to make a scheduled interest and/or principal payment.
(13) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(14) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $79,919 and represents 6.0% of net assets.
(15) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CZK Czech Koruna
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
LKR Sri Lanka Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
TONA Tokyo overnight average rate
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 5-Year Notes Futures, Call, 1/26/24 @
$107.25 498 53,212 (331)
Total Exchange-Traded Options Written (Premiums $(389)) $ (331)
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
5 Year Interest Rate Swap,
2/1/29 Receive Fixed 2.88%
Annually, Pay Variable
4.029% (6M EURIBOR)
Semi-An nually, 1/31/24 @
2.88%* (EUR) 1 61,000 (425)
Total OTC Options Written (Premiums $(426)) $ (425)
Total Options Written (Premiums $(815)) $ (756)
* Exercise Spread

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.2)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 4,200 31 (128) 159
Goldman Sachs, Protection Sold (Relevant
Credit: Markit CMBX.NA.AAA-S16, 40
Year Index), Receive 0.50% Monthly, Pay
upon credit default, 4/17/65 83,725 (2,532) (3,238) 706
Total Bilateral Credit Default Swaps, Protection Sold (3,366) 865
Total Return Swaps 0.1%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index Quarterly, Pay Variable 5.341%
(SOFR + (0.00)%) at Maturity, 3/20/24 31,970 1,115 (203) 1,318
Total Bilateral Total Return Swaps (203) 1,318
Interest Rate Swaps 0.0%
Goldman Sachs, 7 Year Interest Rate
Swap, Receive Fixed 11.450% at Maturity,
Pay Variable 12.150%, (BRL CDI), at
Maturity, 1/2/31 (BRL) 42,145 221 — 221
Total Bilateral Interest Rate Swaps — 221
Total Bilateral Swaps (3,569) 2,404
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 6,250 (402) (253) (149)
Protection Bought (Relevant Credit:
Lanxess AG), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(EUR) 3,422 172 167 5

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 6,505 48 423 (375)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (519)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Cellnex
Telecom, BB+*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 (EUR) 3,417 649 571 78
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 50,960 2,488 180 2,308
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 440 4 (7) 11
Total Centrally Cleared Credit Default Swaps,
Protection Sold 2,397
Interest Rate Swaps 0.1%
2 Year Interest Rate Swap, Receive Fixed
3.544% Annually, Pay Variable 3.932% (6M
EURIBOR) Semi-Annually, 2/27/25 (EUR) * 83,800 1,370 — 1,370
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.036)% (JPY TONA) Annually, 8/10/28
(JPY) * 17,350,000 213 — 213
5 Year Interest Rate Swap, Pay Fixed
4.240% Annually, Receive Variable 5.730%
(6M PLN WIBOR) Semi-Annually, 9/14/28
(PLN) * 71,650 393 — 393
5 Year Interest Rate Swap, Pay Fixed
5.010% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/30/28
(PLN) * 203,500 (144) — (144)
5 Year Interest Rate Swap, Receive Fixed
3.367% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 9/21/28 (EUR) * 75,500 1,467 — 1,467
5 Year Interest Rate Swap, Receive Fixed
3.371% Annually, Pay Variable 4.082% (6M
EURIBOR) Semi-Annually, 9/26/28 (EUR) * 75,300 1,489 — 1,489
5 Year Interest Rate Swap, Receive Fixed
3.507% Annually, Pay Variable 4.130% (6M
EURIBOR) Semi-Annually, 10/6/28 (EUR) * 45,660 1,221 — 1,221

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
4.470% Annually, Pay Variable 5.188%
(GBP SONIA) Annually, 9/22/28 (GBP) * 33,930 462 1 461
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 5.580%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 15,882 587 1 586
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 5.580%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 11,118 409 — 409
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/13/28
(PLN) * 13,189 177 — 177
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/14/28
(PLN) * 9,986 134 1 133
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/12/28
(PLN) * 5,025 66 — 66
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 4.138% (6M
EURIBOR) Semi-Annually, 4/5/32 (EUR) * 21,450 (2,892) — (2,892)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 4.126% (6M
EURIBOR) Semi-Annually, 4/21/32 (EUR) * 26,497 (2,615) 1 (2,616)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 4.026%
(6M EURIBOR) Semi-Annually, 11/30/32
(EUR) * 2,170 (46) — (46)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 4.026%
(6M EURIBOR) Semi-Annually, 11/30/32
(EUR) * 930 (19) — (19)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 4.070%
(6M EURIBOR) Semi-Annually, 11/23/32
(EUR) * 15,549 (275) — (275)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
2.953% Annually, Receive Variable 4.071%
(6M EURIBOR) Semi-Annually, 9/22/53
(EUR) * 16,100 (684) — (684)
Total Centrally Cleared Interest Rate Swaps 1,309
Total Centrally Cleared Swaps 3,187
Net payments (receipts) of variation margin to date (3,383)
Variation margin receivable (payable) on centrally cleared swaps $ (196)
* Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(38).

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 12/4/23 BRL 63,556 USD 12,930 $ (23)
Bank of America 12/4/23 USD 12,877 BRL 63,556 (29)
Bank of America 12/8/23 USD 9,454 MYR 43,987 17
Bank of America 1/12/24 MXN 114,484 USD 6,446 99
Bank of America 1/12/24 MXN 187,839 USD 10,850 (111)
Bank of America 1/17/24 KRW 7,837,224 USD 6,007 37
Bank of America 1/19/24 AUD 9,902 USD 6,364 189
Bank of America 1/19/24 JPY 15,966 USD 108 —
Bank of America 1/19/24 USD 12,840 JPY 1,909,248 (144)
Bank of America 1/19/24 USD 100 NOK 1,094 (1)
Bank of America 1/19/24 USD 72 NZD 120 (2)
Bank of America 2/23/24 EUR 118 USD 129 (1)
Bank of America 3/8/24 MYR 43,987 USD 9,511 (37)
Barclays Bank 1/17/24 USD 802 INR 67,067 (2)
Barclays Bank 2/23/24 GBP 33 USD 41 1
Barclays Bank 2/23/24 SEK 65,830 USD 6,256 35
Barclays Bank 2/23/24 USD 13,864 GBP 11,115 (176)
BNP Paribas 12/4/23 BRL 96,469 USD 19,546 44
BNP Paribas 12/4/23 USD 19,539 BRL 96,469 (51)
BNP Paribas 12/7/23 USD 355 COP 1,498,463 (18)
BNP Paribas 1/19/24 JPY 211,967 USD 1,440 1
BNP Paribas 2/9/24 CLP 3,699,906 USD 4,148 74
BNY Mellon 12/15/23 CNH 180,025 USD 24,665 556
BNY Mellon 2/23/24 USD 72 GBP 58 (1)
Canadian Imperial Bank
of Commerce 1/19/24 CAD 18,238 USD 13,380 72
Canadian Imperial Bank
of Commerce 1/19/24 USD 2,687 CAD 3,656 (9)
Citibank 12/7/23 USD 357 COP 1,513,599 (19)
Citibank 1/12/24 USD 13,067 RON 59,933 (55)
Citibank 1/17/24 KRW 1,077,194 USD 837 (6)
Citibank 1/19/24 AUD 20,456 USD 13,337 201
Citibank 2/23/24 EUR 2,626 USD 2,875 (6)
Deutsche Bank 12/8/23 MYR 3,495 USD 751 (2)
Deutsche Bank 12/8/23 USD 6,973 THB 242,465 76
Deutsche Bank 1/19/24 USD 2,583 CAD 3,581 (58)
Goldman Sachs 12/4/23 BRL 109,325 USD 22,151 50
Goldman Sachs 12/4/23 USD 2,634 BRL 12,856 23
Goldman Sachs 12/4/23 USD 19,520 BRL 96,469 (70)
Goldman Sachs 12/15/23 USD 10,676 CNH 77,053 (119)
Goldman Sachs 1/17/24 KRW 25,400,747 USD 19,686 (96)
Goldman Sachs 1/17/24 USD 3,572 IDR 55,535,404 4

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 2/9/24 CLP 3,755,965 USD 4,232 $ 53
Goldman Sachs 2/23/24 EUR 2,686 USD 2,954 (18)
Goldman Sachs 3/4/24 BRL 12,856 USD 2,608 (23)
HSBC Bank 12/8/23 MYR 61,124 USD 13,159 (46)
HSBC Bank 12/15/23 USD 21,339 CNH 154,109 (251)
HSBC Bank 1/17/24 IDR 184,584,568 USD 11,909 (49)
HSBC Bank 1/17/24 USD 3,513 IDR 54,364,846 20
HSBC Bank 1/19/24 CHF 143 USD 161 3
HSBC Bank 1/19/24 USD 257 CAD 353 (3)
JPMorgan Chase 12/4/23 BRL 38,856 USD 7,940 (49)
JPMorgan Chase 12/4/23 USD 7,873 BRL 38,856 (18)
JPMorgan Chase 12/8/23 MYR 28,673 USD 6,134 17
JPMorgan Chase 12/8/23 USD 859 THB 29,954 7
JPMorgan Chase 12/15/23 CNH 244,892 USD 33,506 803
JPMorgan Chase 12/15/23 USD 912 CNH 6,597 (12)
JPMorgan Chase 1/12/24 USD 13,022 MXN 238,369 (606)
JPMorgan Chase 1/19/24 CAD 631 USD 459 6
JPMorgan Chase 1/19/24 NZD 895 USD 521 30
JPMorgan Chase 2/23/24 EUR 1,724 USD 1,889 (5)
Morgan Stanley 12/7/23 COP 587,323 USD 145 1
Morgan Stanley 12/7/23 COP 1,750,280 USD 440 (5)
Morgan Stanley 12/8/23 USD 3,247 THB 113,453 19
Morgan Stanley 12/15/23 USD 32,261 CNH 233,648 (473)
Morgan Stanley 1/12/24 HUF 4,613,602 USD 12,967 183
Morgan Stanley 1/19/24 NZD 122 USD 72 3
Morgan Stanley 1/19/24 USD 30 CAD 41 —
Morgan Stanley 1/19/24 USD 62 NOK 661 1
Morgan Stanley 1/19/24 USD 82 NOK 898 (1)
Morgan Stanley 2/23/24 GBP 32 USD 40 1
Morgan Stanley 2/23/24 USD 13,507 GBP 10,857 (208)
Morgan Stanley 3/8/24 USD 432 COP 1,750,280 5
Morgan Stanley 3/8/24 USD 142 COP 587,323 (1)
RBC Dominion Securities 2/23/24 USD 98 SEK 1,025 —
Societe Generale 1/19/24 NOK 28,619 USD 2,562 87
Standard Chartered 1/19/24 AUD 379 USD 250 1
Standard Chartered 1/19/24 JPY 9,823 USD 66 1
Standard Chartered 1/19/24 USD 92 NOK 1,020 (3)
Standard Chartered 1/19/24 USD 144 NZD 244 (7)
State Street 12/4/23 BRL 31,245 USD 6,288 57
State Street 12/4/23 BRL 72,136 USD 14,716 (67)
State Street 12/4/23 USD 20,946 BRL 103,381 (47)
State Street 12/8/23 USD 646 THB 22,522 5

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 1/12/24 HUF 2,314,406 USD 6,213 $ 383
State Street 1/12/24 MXN 106,935 USD 6,048 66
State Street 1/12/24 ZAR 237,438 USD 12,951 (402)
State Street 1/19/24 CHF 76 USD 86 1
State Street 1/19/24 JPY 423,940 USD 2,879 4
State Street 1/19/24 JPY 3,923,849 USD 26,807 (124)
State Street 1/19/24 NZD 2,009 USD 1,210 28
State Street 1/19/24 USD 50 AUD 79 (2)
State Street 1/19/24 USD 126 CAD 173 (2)
State Street 1/19/24 USD 3,349 CHF 2,992 (87)
State Street 1/19/24 USD 2,002 NOK 21,881 (23)
State Street 1/19/24 USD 3,466 NZD 5,756 (79)
State Street 2/16/24 USD 7,973 PLN 33,133 (294)
State Street 2/23/24 USD 19,780 EUR 18,030 81
State Street 2/23/24 USD 540 SEK 5,627 2
UBS Investment Bank 12/7/23 COP 3,716,794 USD 912 12
UBS Investment Bank 12/7/23 USD 725 COP 3,042,334 (32)
UBS Investment Bank 12/8/23 THB 701,702 USD 19,844 118
UBS Investment Bank 12/8/23 USD 8,469 THB 293,307 125
UBS Investment Bank 1/12/24 CZK 39,902 USD 1,718 67
UBS Investment Bank 1/17/24 USD 3,433 IDR 53,357,545 5
UBS Investment Bank 1/17/24 USD 19,723 IDR 313,482,567 (418)
UBS Investment Bank 1/18/24 USD 642 ILS 2,474 (22)
UBS Investment Bank 2/9/24 CLP 3,755,965 USD 4,201 85
UBS Investment Bank 2/16/24 PLN 25,827 USD 6,392 51
UBS Investment Bank 2/23/24 EUR 2,459 USD 2,683 3
UBS Investment Bank 2/23/24 GBP 33 USD 41 1
UBS Investment Bank 2/23/24 SEK 2,857 USD 264 9
UBS Investment Bank 2/23/24 USD 6,475 EUR 5,914 14
UBS Investment Bank 2/23/24 USD 125,573 EUR 115,080 (159)
UBS Investment Bank 2/23/24 USD 13,709 GBP 11,022 (214)
UBS Investment Bank 2/23/24 USD 2,357 SEK 25,524 (82)
UBS Investment Bank 3/8/24 USD 894 COP 3,716,794 (14)
UBS Investment Bank 3/8/24 USD 18,985 THB 664,941 (89)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,134)

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 166 Commonwealth of Australia ten year bond
contracts 12/23 12,357 $ (66)
Long, 1,700 Commonwealth of Australia three year
bond contracts 12/23 118,554 938
Short, 229 Euro BOBL contracts 12/23 (29,289) (317)
Long, 166 Euro BTP contracts 12/23 20,774 58
Short, 319 Euro BUND contracts 12/23 (45,935) (573)
Long, 80 Euro BUXL thirty year bond contracts 12/23 11,329 (184)
Short, 507 Euro SCHATZ contracts 12/23 (58,159) 41
Long, 179 Republic of South Korea ten year bond
contracts 12/23 15,359 263
Short, 66 Government of Canada ten year bond
contracts 3/24 (5,825) 14
Long, 87 Long Gilt ten year contracts 3/24 10,619 122
Long, 99 U.S. Treasury Long Bond contracts 3/24 11,527 (47)
Long, 418 U.S. Treasury Notes five year contracts 3/24 44,664 (25)
Short, 1 U.S. Treasury Notes two year contracts 3/24 (204) (1)
Long, 152 Ultra U.S. Treasury Bonds contracts 3/24 18,696 318
Long, 28 Ultra U.S. Treasury Notes ten year contracts 3/24 3,178 (13)
Long, 1,323 Three month SOFR contracts 9/24 314,643 546
Short, 1,323 Three month SOFR contracts 9/25 (318,446) (583)
Net payments (receipts) of variation margin to date (954)
Variation margin receivable (payable) on open futures contracts $ (463)

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.83%  $ — $ 646 $ 1,448
T. Rowe Price Government Reserve Fund, 5.42% — — 763++
Totals $ —# $ 646 $ 2,211+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.83%  $ 31,046 $ 1,447 $ — $ 33,139
T. Rowe Price Government
Reserve Fund, 5.42% 53,425   ¤   ¤ 59,617
Total $ 92,756^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,211 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $92,178.

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,404,312) $ 1,373,619
Receivable for investment securities sold 163,290
Cash deposits on centrally cleared swaps 17,611
Interest receivable 11,309
Cash deposits on futures contracts 6,369
Restricted cash pledged for bilateral derivatives 5,027
Unrealized gain on forward currency exchange contracts 3,837
Foreign currency (cost $3,466) 3,503
Unrealized gain on bilateral swaps 2,404
Receivable for shares sold 974
Cash 348
Other assets 1,052
Total assets 1,589,343
Liabilities
Payable for investment securities purchased 223,908
Obligation to return securities lending collateral 17,511
Unrealized loss on forward currency exchange contracts 4,971
Bilateral swap premiums received 3,569
Payable for shares redeemed 3,326
Options written (premiums $815) 756
Investment management fees payable 494
Variation margin payable on futures contracts 463
Variation margin payable on centrally cleared swaps 196
Due to affiliates 29
Payable to directors 1
Other liabilities 2,494
Total liabilities 257,718
NET ASSETS $ 1,331,625

T. ROWE PRICE Global Multi-Sector Bond Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (284,686)
Paid-in capital applicable to 136,415,047 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,616,311
NET ASSETS $ 1,331,625
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $669,223; Shares outstanding: 68,562,536) $ 9.76
Advisor Class
(Net assets: $17,490; Shares outstanding: 1,789,752) $ 9.77
I Class
(Net assets: $644,912; Shares outstanding: 66,062,759) $ 9.76

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $82) $ 33,944
Dividend (net of foreign taxes of $67) 3,122
Securities lending 304
Total income 37,370
Expenses
Investment management 3,061
Shareholder servicing
Investor Class $ 540
Advisor Class 66
I Class 75 681
Rule 12b-1 fees
Advisor Class 23
Prospectus and shareholder reports
Investor Class 51
Advisor Class 1
I Class 12 64
Custody and accounting 152
Registration 54
Proxy and annual meeting 34
Legal and audit 32
Directors 2
Miscellaneous 31
Waived / paid by Price Associates (481)
Total expenses 3,653
Net investment income 33,717

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (763)
Futures 5,858
Swaps 274
Options written 603
Forward currency exchange contracts 2,016
Foreign currency transactions 555
Net realized gain 8,543
Change in net unrealized gain / loss
Securities 19,515
Futures (41)
Swaps 8,700
Options written 59
Forward currency exchange contracts (3,961)
Other assets and liabilities denominated in foreign currencies 210
Change in net unrealized gain / loss 24,482
Net realized and unrealized gain / loss 33,025
INCREASE IN NET ASSETS FROM OPERATIONS
$ 66,742

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 33,717 $ 48,694
Net realized gain (loss) 8,543 (199,929)
Change in net unrealized gain / loss 24,482 71,349
Increase (decrease) in net assets from operations 66,742 (79,886)
Distributions to shareholders
Net earnings
Investor Class (16,747) (33,404)
Advisor Class (440) (629)
I Class (15,746) (26,186)
Decrease in net assets from distributions (32,933) (60,219)
Capital share transactions
*
Shares sold
Investor Class 85,414 206,743
Advisor Class 6,445 7,607
I Class 124,849 169,919
Distributions reinvested
Investor Class 16,232 32,471
Advisor Class 439 628
I Class 14,935 24,812
Shares redeemed
Investor Class (114,098) (457,913)
Advisor Class (4,468) (6,966)
I Class (77,696) (205,007)
Increase (decrease) in net assets from capital share
transactions 52,052 (227,706)

T. ROWE PRICE Global Multi-Sector Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Net Assets
Increase (decrease) during period 85,861 (367,811)
Beginning of period 1,245,764 1,613,575
End of period $ 1,331,625 $ 1,245,764
*Share information (000s)
Shares sold
Investor Class 9,036 21,178
Advisor Class 673 788
I Class 13,174 17,449
Distributions reinvested
Investor Class 1,695 3,361
Advisor Class 46 65
I Class 1,559 2,570
Shares redeemed
Investor Class (11,957) (47,123)
Advisor Class (467) (726)
I Class (8,132) (21,110)
Increase (decrease) in shares outstanding 5,627 (23,548)

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital appreciation. The fund has three classes of shares: the Global Multi-Sector Bond Fund
(Investor Class), the Global Multi-Sector Bond Fund–Advisor Class (Advisor Class)
and the Global Multi-Sector Bond Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay
Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected

T. ROWE PRICE Global Multi-Sector Bond Fund

as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered

T. ROWE PRICE Global Multi-Sector Bond Fund

in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash

T. ROWE PRICE Global Multi-Sector Bond Fund

flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,013,065 $ — $ 1,013,065
Bank Loans — 27,739 3,699 31,438
Bond Mutual Funds 33,139 — — 33,139
Common Stocks — — — —
Exchange-Traded Funds 66,686 — — 66,686
Private Investment Company
2
— — — 1,392
Short-Term Investments 42,106 168,282 — 210,388
Securities Lending Collateral 17,511 — — 17,511
Total Securities 159,442 1,209,086 3,699 1,373,619
Swaps* — 11,754 — 11,754
Forward Currency Exchange
Contracts — 3,837 — 3,837
Futures Contracts* 2,300 — — 2,300
Total $ 161,742 $ 1,224,677 $ 3,699 $ 1,391,510
Liabilities
Options Written $ 331 $ 425 $ — $ 756
Swaps* — 9,732 — 9,732
Forward Currency Exchange
Contracts — 4,971 — 4,971
Futures Contracts* 1,809 — — 1,809
Total $ 2,140 $ 15,128 $ — $ 17,268
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Multi-Sector Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Futures $ 10,506
Foreign exchange derivatives
Forwards
3,837
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 3,548
*
Total $ 17,891
*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures,
Options Written $ 9,241
Foreign exchange derivatives
Forwards
4,971
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 3,056
Total $ 17,268
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Multi-Sector Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 390 $ 390
Interest rate
derivatives 3,702 (253) 5,858 — (1,881) 7,426
Foreign
exchange
derivatives 562 (47) — 2,016 — 2,531
Credit
derivatives (1,174) 903 — — 1,765 1,494
Total $ 3,090 $ 603 $ 5,858 $ 2,016 $ 274 $ 11,841
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 63 $ 63
Interest rate
derivatives — 59 (41) — 5,818 5,836
Foreign
exchange
derivatives 632 — — (3,961) — (3,329)
Credit
derivatives — — — — 2,819 2,819
Total $ 632 $ 59 $ (41) $ (3,961) $ 8,700 $ 5,389
^ Options purchased are reported as securities.

T. ROWE PRICE Global Multi-Sector Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Global Multi-Sector Bond Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30,
2023, cash of $5,027,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,970,000 cash and securities valued at
$331,000. As of November 30, 2023, cash of $23,980,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 28% and 42% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate

T. ROWE PRICE Global Multi-Sector Bond Fund

and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 27% and 75% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase.
The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on

T. ROWE PRICE Global Multi-Sector Bond Fund

the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 8% and 43% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap

T. ROWE PRICE Global Multi-Sector Bond Fund

included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments.
Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2023, the notional amount of protection sold by the fund totaled $143,045,000 (10.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the

T. ROWE PRICE Global Multi-Sector Bond Fund

possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 33% and 63% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Global Multi-Sector Bond Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a

T. ROWE PRICE Global Multi-Sector Bond Fund

scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2023, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $433,000 cash and securities valued at
$2,825,000 as of November 30, 2023.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans

T. ROWE PRICE Global Multi-Sector Bond Fund

or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.

T. ROWE PRICE Global Multi-Sector Bond Fund

Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was
$16,961,000; the value of cash collateral and related investments was $17,511,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $431,299,000 and $409,013,000, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. government securities aggregated $978,798,000 and $1,140,901,000, respectively, for the six months ended
November 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $215,066,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $1,401,014,000. Net unrealized loss aggregated $25,667,000 at period-end, of which $34,879,000 related to appreciated investments and $60,546,000 related to depreciated investments.

T. ROWE PRICE Global Multi-Sector Bond Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.19% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net

T. ROWE PRICE Global Multi-Sector Bond Fund

expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2023 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,515,000 remain subject to repayment by the fund at November 30,
2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2023, expenses incurred pursuant to these service
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.65% 0.93% 0.01%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(156) $(52) $(185)

T. ROWE PRICE Global Multi-Sector Bond Fund

agreements were $56,000 for Price Associates; $304,000 for T. Rowe Price Services, Inc.;
and $4,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the six months ended November 30, 2023, are as follows:
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% $ 88
Total Management Fee Waived $ 88

T. ROWE PRICE Global Multi-Sector Bond Fund

Total management fee waived was allocated ratably in the amounts of $46,000, $1,000 and $41,000 for the Investor Class, Advisor Class and I Class, respectively, for the six months ended November 30, 2023.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Multi-Sector Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 91,930,560 1,441,272
Mark J. Parrell 92,103,207 1,257,877
Kellye L. Walker 92,224,560 1,151,519
Eric L. Veiel 92,323,202 1,056,816

T. ROWE PRICE Global Multi-Sector Bond Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Global Multi-Sector Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global Multi-Sector Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F175-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024